UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York                August 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        5

Form 13F Information Table Value Total: $771,644
                                       (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

Name: MMI Investments, LP.          13F File Number: 028-12272


                                                    FORM 13F INFORMATION TABLE


     ITEM 1:              ITEM 2:     ITEM 3:        ITEM 4:           ITEM 5:        ITEM 6:    ITEM 7:           ITEM 8:


                          TITLE                     MARKET
  NAME OF ISSUER           OF         CUSIP         VALUE      SHS OR     SH/ PUT/  INVESTMENT                VOTING AUTHORITY
                          CLASS       NUMBER       (X1000)     PRN AMT    PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE

ACXIOM CORP               COM        005125109     170,742    6,455,288   SH          SOLE         NONE    6,455,288
BRINKS CO                 COM        109696104     248,055    4,008,000   SH          SOLE         NONE    4,008,000
DJO INCORPORATED          COM        23325G104      91,326    2,212,900   SH          SOLE         NONE    2,212,900
UNISYS CORP               COM        909214108     255,530   27,957,300   SH          SOLE         NONE   27,957,300
NATIONAL FUEL GAS CO N J  COM        636180101       5,990      138,300   SH          SOLE         NONE      138,300


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